SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is November 28, 2018.

For the MFS® Funds listed below:

MFS® AGGRESSIVE GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND
MFS® CONSERVATIVE ALLOCATION FUND
MFS® EMERGING MARKETS EQUITY FUND

MFS® GROWTH ALLOCATION FUND MFS® INTERNATIONAL DIVERSIFICATIONSM FUND MFS® INTERNATIONAL GROWTH FUND MFS® INTERNATIONAL VALUE FUND MFS® MANAGED WEALTH FUND MFS® MODERATE ALLOCATION FUND

Effective immediately, the third table in the section entitled "APPENDIX G – SALES CHARGES" is restated in its entirety as follows:
		Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares

MFS Aggressive Growth Allocation Fund	May 31, 2018	$1,025,426	$151,090	$874,336	Not Applicable	$2,085	$1,269
	May 31, 2017	$909,510	$131,758	$777,752	Not Applicable	$1,303	$767
	May 31, 2016	$1,040,624	$151,012	$889,612	Not Applicable	$2,069	$791

MFS Blended Research Small Cap Equity Fund (commenced September 15, 2015)[1]	May 31, 2018	$9,379	$1,467	$7,912	Not Applicable	$0	$4
	May 31, 2017	$4,775	$759	$4,016	Not Applicable	$0	$0

MFS Conservative Allocation Fund	May 31, 2018	$289,654	$45,521	$244,133	Not Applicable	$1,686	$716
	May 31, 2017	$267,069	$41,121	$225,948	Not Applicable	$2,216	$876
	May 31, 2016	$219,524	$34,429	$185,095	Not Applicable	$485	$802

MFS Growth Allocation Fund	May 31, 2018	$1,150,052	$173,105	$976,947	Not Applicable	$5,275	$1,315
	May 31, 2017	$1,128,514	$170,468	$958,046	Not Applicable	$2,890	$1,440
	May 31, 2016	$1,041,478	$156,859	$884,619	Not Applicable	$4,711	$902

MFS International Diversification Fund[2]	May 31, 2018	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
	May 31, 2017	$2,434	$373	$2,061	Not Applicable	$0	$13
	May 31, 2016	$30,186	$4,666	$25,520	Not Applicable	$0	$21

MFS Moderate Allocation Fund	May 31, 2018	$814,799	$126,410	$688,389	Not Applicable	$5,878	$743
	May 31, 2017	$797,973	$124,067	$673,906	Not Applicable	$4,026	$1,033
	May 31, 2016	$692,459	$104,968	$587,491	Not Applicable	$1,957	$920
[1] Class 529A, Class 529B, and Class 529C shares commenced on July 14, 2016. [2] Class 529A, Class 529B, and Class 529C were terminated as of July 29, 2016.

1036830                                                                                                                           1                                                                                             SEPTEMBER-SAI-COMBINED-SUP-I-112818